Loans (Tables)	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Schedule of Loans

Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2023 and 2024	2024	2023
Bank loans		%	€ in thousands
	EURIBOR	2 – 6.3	28,105	21,132
	Fixed rate	2.58 – 3.03	149,985	156,748
	Prime rate (USA)	6.75-7.75	9,551	-
	Bank of Israel interest rate	4.35 - 9.1	6,379	5,509
	Consumer price index in Israel	2.75 - 4.78	73,162	64,176
			267,182	247,565
Current maturities			21,316	9,784

Long-term loans			245,866	237,781

	Linkage	Interest rate	December 31	December 31
	terms	2023 and 2024	2024	2023
Other long-term loans		%	€ in thousands
	EURIBOR(1)	5.27-9.2	25,239	25,055
	Consumer price index in Israel	7	7,259	5,806
	Fixed rate	5 - 5.5	3,816	3,512
			36,314	34,373
Current maturities			5,866	5,000

Other long-term loans			30,448	29,373

(1)	Loans provided by the minority (49%) holders in Talasol.

Schedule of Aggregate Annual Maturities	The aggregate annual maturities are as follows:
	December 31	December 31
	2024	2023
	€ in thousands
Second year	13,884	14,049
Third year	16,673	13,668
Fourth year	16,887	15,828
Fifth year	16,575	24,462
Sixth year and thereafter	212,295	199,147

Long-term loans	276,314	267,154
Current maturities	26,712	14,308
Short-term loans	470	476
	303,496	281,938

Schedule of Movement in Liabilities Deriving from Financing Activities	Movement in liabilities deriving from financing activities
		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2024		281,938	140,087	422,025
Changes from financing activities
Proceeds from issue of debentures		-	74,159	74,159
Repayment of debentures	12	-	(35,845)	(35,845)
Receipt of loans		19,482	-	19,482
Repayment of loans		(11,776)	-	(11,776)
Accrued interest (see Note 7)		5,899	-	5,899
Linkage		2,474	-	2,474
Transaction costs related to borrowings		88	1,369	1,457
Total net financing liabilities		298,105	179,770	477,875

Effect of changes in foreign exchange rates		5,391	11,759	17,150
Balance as at December 31, 2024		303,496	191,529	495,025
		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2023		273,863	110,428	384,291
Changes from financing activities
Proceeds from issue of debentures		-	55,808	55,808
Repayment of debentures	12	-	(17,763)	(17,763)
Receipt of loans		32,157	-	32,157
Repayment of loans		(12,736)	-	(12,736)
Accrued interest (see Note 7)		4,284	-	4,284
Linkage		1,849	-	1,849
Transaction costs related to borrowings		(686)	446	(240)
Transfer to disposal groups held for sale		(13,047)	-	(13,047)
Total net financing liabilities		285,684	148,919	434,603

Effect of changes in foreign exchange rates		(3,746)	(8,832)	(12,578)
Balance as at December 31, 2023		281,938	140,087	422,025